STOCKHOLDERS DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS' DEFICIT:
Common stock issued
Number of Shares
Issuances of common stock to investors	6,636,540
Issuances of common stock for warrants exercised	5,127,923
Issuances of common stock for payment of Series D Preferred dividends	64,979
Issuances of common stock for payment of Series E Preferred dividends	179,858
Issuances of common stock for payment of Series F Preferred dividends	162,436
Issuances of common stock for payment of Series F-2 Preferred dividends	114,304
Issuances of common stock for payment of interest	241,914
Issuances of common stock for Series F one-time 15% dividend	255,401
Issuances of common stock for Series F-2 one-time 15% dividend	368,505
Conversion of Series D Preferred stock to common stock	975,000
Conversion of Series E Preferred stock to common stock	3,390,000
Conversion of Series F Preferred stock to common stock	1,420,000
Conversion of Series F-2 Preferred stock to common stock	10,808,000
Issued during the nine months ended September 30, 2022	29,744,860

Summary table of common stock share transactions:
Shares outstanding at December 31, 2021	13,673,583
Issued in 2022	29,744,860
Shares outstanding at September 30, 2022	43,418,443

Number of Shares

Conversion of debt into common shares - exchange agreements	7,957,013
Conversion of debt into common shares	175,000
Shares issued for manufacturing agreements	12,147
Shares issued for payment of Series D dividends	148,653
Shares issued to investors	1,526,000
Issued during the year ended December 31, 2020	9,818,813

Shares issued for payment of Series D dividends	109,039
Shares issued for payment of Series E dividends	288,262
Shares issued for payment of finder fee	98,000
Conversion of Series F Preferred shares into common stock	40,000
Issued during the year ended December 31, 2021	535,301

Summary table of common stock share transactions:
Outstanding at December 31, 2019	3,319,469
Issued in 2020	9,818,813
Outstanding at December 31, 2020	13,138,282
Issued in 2021	535,301
Outstanding at December 31, 2021	13,673,583

Outstanding warrants to purchase common stock
	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2021	27,669,634	$0.29
Warrants issued	15,323,080	0.54
Warrants expired	(1,000)	0.50
Warrants exercised	(2,934,324)	0.17
Outstanding, September 30, 2022	40,057,390	$0.40

Fair value of the warrants issued
September 30,
2022
Expected term (years)	3.8 Years
Volatility	151.19%
Risk-free interest rate	3.30%
Dividend yield	0.00%

Debt exchanges
	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.15)	Warrants (Exercise $0.20)	Warrants (Exercise $0.25)	Warrants (Exercise $0.50)	Warrants (Exercise $0.75)

Aquarius	$145,544	$107,500	$38,044	291,088	-	-	145,544	-	145,544
K2 Medical (Shenghuo)[3]	803,653	771,927	31,726	1,905,270	-	496,602	704,334	-	704,334
Mr. Blumberg	305,320	292,290	13,030	1,167,630	-	928,318	119,656	-	119,656
Mr. Case	179,291	150,000	29,291	896,456	-	896,456	-	-	-
Mr. Grimm	51,110	50,000	1,110	255,548	-	255,548	-	-	-
Mr. Gould	111,227	100,000	11,227	556,136	-	556,136	-	-	-
Mr. Mamula	15,577	15,000	577	77,885	-	77,885	-	-	-
Dr. Imhoff[2]	400,417	363,480	36,937	1,699,255	-	1,497,367	100,944	-	100,944
Ms. Rosenstock[1]	50,000	50,000	-	100,000	-	-	50,000	-	50,000
Mr. James[2]	2,286	2,000	286	7,745	-	5,291	1,227	-	1,227
Auctus	328,422	249,119	79,303	500,000	700,000	-	-		-
Mr. Clavijo	125,000	125,000	-	500,000	-	-	-	250,000	-
Mr. Wells[4]	220,000	220,000	-	-	-	-	-	-	-
	$2,737,847	$2,496,316	$241,531	7,957,013	700,000	4,713,603	1,121,705	250,000	1,121,705

Shares reserved for warrants
	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share
Outstanding, January 1, 2020	46,016,840	$1.71
Warrants issued	11,270,013	$0.34
Warrants cancelled/expired	(70)	$1,068,423
Warrants exchanged	(28,962,508)	$0.04
Outstanding, December 31, 2020	28,324,275	$0.25
Warrants issued	7,982,223	$0.30
Warrants cancelled/expired	(1,729,662)	$0.04
Warrants exchanged	(4,713,603)	$0.20
Warrants exercised	(2,193,599)	$0.16
Outstanding, December 31, 2021	27,669,634	$0.29

Schedule of fair value warrants issued under Black-Scholes Option Pricing model
December 31,
2021
Expected term	15 days
Volatility	143.2%
Risk-free interest rate	0.0%
Dividend yield	0.00%